Goodwill - Schedule of Estimation of Recoverable Amount (Details)	Dec. 31, 2025	Dec. 31, 2024
Brazil Beef [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	14.70%	14.40%
Terminal value growth rate	3.60%	3.60%
Estimated growth rate (average for the next 5 years)	4.80%	6.20%
Seara [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	16.60%	16.10%
Terminal value growth rate	3.60%	3.60%
Estimated growth rate (average for the next 5 years)	14.40%	14.10%
USA Pork [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	9.40%	9.50%
Terminal value growth rate	2.80%	2.50%
Estimated growth rate (average for the next 5 years)	2.80%	1.50%
Australia Smallgoods [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	8.70%	8.40%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	8.50%	8.80%
Australia Meat [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	8.70%	8.40%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	2.30%	2.30%
PPC - Added Value [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	13.50%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	2.70%
PPC - Fresh Poultry [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	13.40%	14.50%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	5.80%	10.60%
PPC - Fresh Pork/ Lamb [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	14.70%	14.70%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	0.80%	4.70%
PPC - Food Service [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)	13.70%	14.80%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	1.90%	2.80%
PPC - Brands & Snacking [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)		14.60%
Terminal value growth rate		2.00%
Estimated growth rate (average for the next 5 years)		6.10%
PPC - Meals [Member]
Schedule of Estimation of Recoverable Amount [Line Items]
Discount rate (pre tax)		14.90%
Terminal value growth rate		2.00%
Estimated growth rate (average for the next 5 years)		3.40%